Stock Incentive Plans (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Stock Incentive Plans [Abstract]
Options to purchase shares of common stock outstanding	1,300,000
Common stock available for future grants or awards	8,200,000
Term of plan	10 years
Vesting period	3 years
Number of options granted	232,000	1,039,000
Unrecognized compensation cost related to unvested stock options	$ 500
Unrecognized compensation cost related to unvested stock options, recognition period	1 year 9 months 18 days
Intrinsic value of options outstanding	$ 0
Intrinsic value of options exercisable	0
Total grant date fair value of options vested	$ 60	$ 120